11. Commitments and Contingencies (Details)	Jun. 30, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 255,600
2017	264,000
2018	205,000
2019	174,000
2020	179,300
Thereafter	475,900
Total	$ 1,553,800